Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 3,038,889	$ 416,327	¥ 3,040,480
Accumulated depreciation	(674,833)	(92,452)	(581,306)
Property and equipment net excluding construction in process	2,364,056	323,875	2,459,174
Construction in progress	18,191	2,492	23,025
Property and equipment, net	2,382,247	326,367	2,482,199
Building
Property and equipment, net
Property and equipment, gross	2,478,741	339,586	2,478,741
Leasehold and building improvements
Property and equipment, net
Property and equipment, gross	175,037	23,980	175,057
Furniture, fixtures, and equipment
Property and equipment, net
Property and equipment, gross	150,902	20,673	153,019
Motor vehicles
Property and equipment, net
Property and equipment, gross	7,015	961	23,855
Software
Property and equipment, net
Property and equipment, gross	¥ 227,194	$ 31,127	¥ 209,808